Assets and Liabilities of Southeast Asian Products Business Disposal Group (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Current assets of discontinued operations	$ 15,137	$ 16,700
Long-term assets:
Long-term assets of discontinued operations	8,762	8,897
Current liabilities:
Current liabilities of discontinued operations	3,986	2,841
Southeast Asia
Current assets:
Cash	2,613	7,546
Accounts receivable	6,805	3,664
Inventory, net	5,264	5,147
Prepaid expenses	455	343
Current assets of discontinued operations	15,137	16,700
Long-term assets:
Property, plant and equipment, net	4,963	5,096
Goodwill	2,858	2,858
Other long-term assets	941	943
Long-term assets of discontinued operations	8,762	8,897
Current liabilities:
Accounts payable	2,774	597
Accrued liabilities	781	2,244
Income taxes payable	431
Current liabilities of discontinued operations	3,986	2,841
Long-term liabilities of discontinued operations:
Deferred income taxes	$ 42	$ 33